DWS Government and Agency Securities Portfolio Annual Fund Operating Expenses - DWS Gov Cash Inst Shares [Member] - DWS Government and Agency Securities Portfolio	Apr. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	 July 31, 2026
DWS Government Cash Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.18%